ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Revenues	$ 31,785	$ 27,177	$ 29,657
Percentage of revenues	100.00%	100.00%	100.00%
Country Of U S A [Member]
Reserve Quantities [Line Items]
Revenues	$ 23,979	$ 20,300	$ 26,094
Percentage of revenues	75.00%	75.00%	88.00%
Other [Member]
Reserve Quantities [Line Items]
Revenues	$ 7,806	$ 6,877	$ 3,563
Percentage of revenues	25.00%	25.00%	12.00%